Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2014	$ 2,735,344		$ 248	$ 11,565,115	$ (8,830,019)
Beginning balance, Shares at Dec. 31, 2014			2,477,605
Exercise of common stock purchase warrants, net of fees	650,000		$ 3	649,997
Exercise of common stock purchase warrants, net of fees, Shares			32,500
Issuance of common stock and warrants for cash, net of fees	2,917,378		$ 33	2,917,345
Issuance of common stock and warrants for cash, net of fees, Shares			332,143
Stock issued related to waiver of installment provisions	139,921		$ 6	139,915
Stock issued related to waiver of installment provisions, Shares			58,300
Issuance of common stock for services	2,381,961		$ 25	2,381,936
Issuance of common stock for services, Shares			254,147
Issuance of restricted stock to employees	373,834		$ 2	373,832
Issuance of restricted stock to employees, Shares			16,000
Release of escrowed common stock to officers			$ 1	(1)
Release of escrowed common stock to officers, Shares			11,833
Issuance of common stock and warrants in connection with the World Ventures Holding Transaction	1,974,522		$ 100	1,974,422
Issuance of common stock and warrants in connection with the World Ventures Holding Transaction, Shares			1,005,000
Shares issued in connection with the issuance of convertible notes on December 8, 2015	333,000		$ 9	332,991
Shares issued in connection with the issuance of convertible notes on December 8, 2015, Shares			90,000
Warrants issued in connection with the issuance of convertible notes on April 23, 2015, net of deferred financing costs	1,513,434			1,513,434
Inducement fees	755,000		$ 3	754,997
Inducement fees, Shares			25,000
Conversion of convertible notes and interest to common stock	183,793		$ 14	183,779
Conversion of convertible notes and interest to common stock, Shares			140,000
Net loss	(13,076,854)				(13,076,854)
Ending balance at Dec. 31, 2015	881,333		$ 444	22,787,762	(21,906,873)
Ending balance, Shares at Dec. 31, 2015			4,442,528
Issuance of common stock for services	619,254		$ 21	619,233
Issuance of common stock for services, Shares			204,553
Reclassification of remaining conversion feature liability	1,702,400			1,702,400
Issuance of common stock and warrants in connection with the acquisition of Logicmark	900,000		$ 8	899,992
Issuance of common stock and warrants in connection with the acquisition of Logicmark, Shares			78,740
Exercise of common stock purchase warrants in connection with the acquisition of Logicmark			$ 16	(16)
Exercise of common stock purchase warrants in connection with the acquisition of Logicmark, Shares			157,480
Conversion of convertible notes and interest to common stock	3,943,421		$ 160	3,943,261
Conversion of convertible notes and interest to common stock, Shares			1,601,905
Issuance of Series A preferred stock, net	2,269,775	$ 2,269,775
Issuance of Series A preferred stock, net, Shares		2,500,000
Conversion of Series A preferred stock and dividends to common stock	374,217	$ (2,086,924)	$ 83	2,461,058
Conversion of Series A preferred stock and dividends to common stock, Shares		(2,189,732)	834,718
Shares issued in connection with the management incentive plan for 2015	372,000		$ 6	371,994
Shares issued in connection with the management incentive plan for 2015, Shares			60,000
Issuance of Series B preferred stock, net	4,090,000	$ 4,090,000
Issuance of Series B preferred stock, net, Shares		4,500,000
Note discount recorded in connection with the issuance of Convertible Exchange notes on November 29, 2016	1,500,000			1,500,000
Net loss	(12,752,928)				(12,752,928)
Preferred stock dividend	(1,080,741)			(1,080,741)
Ending balance at Dec. 31, 2016	2,818,731	$ 4,272,851	$ 738	$ 33,204,943	$ (34,659,801)
Ending balance, Shares at Dec. 31, 2016		4,810,268	7,379,924
Net loss	(5,960,684)
Ending balance at Sep. 30, 2017	$ 6,835,893